Retirement benefit plans - Summary of Fair Value of Assets of BTPS Analysed by Asset Category, Footnotes (Detail) - BTPS - GBP (£)	Mar. 31, 2020	Mar. 31, 2019
Disclosure of defined benefit plans [line items]
Ordinary shares held under scheme		£ 0
Index-linked bonds held under scheme	£ 1,867,000,000	£ 2,154,000,000